4. LOANS (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Loans Details Narrative
Commercial real estate loans increase	$ 9,000,000
Commercial non-real estate loans increase	6,600,000
Residential real estate loans increase	56,600,000
Loans receivable pledged as collateral	294,500,000
Non-accrual loans	10,200,000	10,100,000
Total impaired loans	8,700,000	8,700,000
Average investment in impaired loans	11,000,000	10,300,000
Specific reserves allocated to impaired loans	0	548,000,000
Impaired loans with no reserves	$ 8,700,000	$ 2,600,000